Summary of Disaggregated Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2018	[1]	Sep. 30, 2018	[1]	Jun. 30, 2018	[1]	Mar. 31, 2018	[1]	Dec. 31, 2017	[1]	Sep. 30, 2017	[1]	Jun. 30, 2017	[1]	Mar. 31, 2017	[1]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage																	100.00%	100.00%	100.00%
Revenues	$ 991,326		$ 1,296,007		$ 1,332,743		$ 926,577		$ 964,345		$ 1,229,591		$ 1,275,924		$ 872,095		$ 4,546,653	$ 4,341,955	$ 4,220,702
United States
Disaggregation of Revenue [Line Items]
Revenues																	4,126,639	3,919,684	3,813,204
Canada
Disaggregation of Revenue [Line Items]
Revenues																	291,685	269,603	267,220
Mexico
Disaggregation of Revenue [Line Items]
Revenues																	$ 128,329	$ 152,668	$ 140,278
HVAC Equipment
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage																	67.00%	67.00%	66.00%
Other HVAC Products
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage																	29.00%	28.00%	29.00%
Commercial Refrigeration Products
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage																	4.00%	5.00%	5.00%

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.